Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
(9)	Redeemable Convertible Preferred Stock
In January 2021, Legacy Aurora issued 50,873,075 shares of Series
U-1
in connection with the ATG acquisition and issued 20,349,230 shares of Series
U-2
in exchange for cash proceeds of $397,862, net of transaction costs of $2,138.
Prior to the Closing of the Merger on November 3, 2021, Legacy Aurora had 20,177,530 shares of Seed 1, 9,653,930 shares of Seed 2, 29,948,750 shares of Series A, 71,389,540 shares of Series B, 2,557,518 shares of Series
B-1,
50,873,075 shares of Series
U-1,
and 20,349,230 shares of Series
U-2
issued and outstanding.
Concurrent with Closing of the Merger, the 204,949,573 shares of redeemable convertible preferred stock issued and outstanding automatically converted into 204,949,573 shares of Legacy Aurora common stock. The Legacy Aurora common stock converted into 444,912,850 shares of Aurora common stock in connection with the Merger. As of December 31, 2021, no shares of redeemable convertible preferred stock were issued and outstanding.
The significant rights and preferences of the redeemable convertible preferred stock until the Closing of the Merger are as follows:

(i)	Dividends
The holders of Seed 1, Seed 2, Series A, and Series B (collectively, the “Senior Preferred Stock”) were entitled to receive dividends, when, as and if declared by the board of directors of the Company, out of any available assets of the Company. The annual dividend rate was $0.014 per share per annum for Seed 1, $0.026 per share per annum for Seed 2, $0.222 per share per annum for Series A, and $0.739 per share per annum for Series B (subject to adjustment from time to time for recapitalization with respect to each such series of preferred stock). The right to receive dividends on shares of Senior Preferred Stock was not cumulative, and payment of any dividends to the holders of Senior Preferred Stock would have been on a pro rata pari passu basis in proportion to the dividend rates for each series of Senior Preferred Stock.
Subject to the prior dividend rights of the Senior Preferred Stock, the holders of outstanding shares of Series
B-1
were entitled to receive dividends, when, as and if declared by the board of directors of the Company, out of any available assets of the Company. The annual dividend rate was $0.739 per share per annum for Series
B-1
(subject to adjustment from time to time for recapitalization with respect to each such series of redeemable convertible preferred stock). The right to receive dividends on shares of Series
B-1
was not cumulative and payment of any dividends to the holders of Series
B-1
would have been on a pro rata pari passu basis in proportion to the dividend rates for Series
B-1.
After dividends in the full preferential amounts specified for the preferred stock had been paid or set aside, any additional dividends would have been paid among the holders of the redeemable convertible preferred stock and common stock in proportion to the greatest whole number of shares of common stock, which would be held by each holder if all shares of redeemable convertible preferred stock were converted at the then effective conversion rate. The Company has not declared any dividends as of December 31, 2021 and 2020.
(ii)	Conversion
At the option of the holder, each share of redeemable convertible preferred stock was convertible, at any time after the date of issuance of such share, into the number of shares of common stock determined by dividing the original issue price for the redeemable convertible preferred stock by the applicable conversion price, determined at the time of conversion. The original issue price and the conversion price would have been adjusted for any stock dividends, stock splits, combination of shares, reorganizations, recapitalizations, reclassifications, or other similar events. The conversion price of each series of redeemable convertible preferred stock was also subject to broad-based weighted average anti-dilution adjustments in the event that the Company issued certain securities at a price per share less than the then applicable conversion price of such series of redeemable convertible preferred stock.
Each share of redeemable convertible preferred stock was automatically converted into common stock at the then effective conversion rate (i) immediately prior to the closing of a firm commitment underwritten initial public offering of common stock under the Securities Act of 1933, as amended, provided that the aggregate gross proceeds to the Company are not less than $100,000 or (ii) upon the written consent for such conversion from (A) the holders of a majority of the outstanding redeemable convertible preferred stock (voting together as a single class and on an as-converted
basis) outstanding and (B) the holders of a majority off outstanding of Series B (voting as a separate class) outstanding.

(iii)	Liquidation
In the event of any liquidation, dissolution, or winding up of the Company, the holders of then outstanding Senior Preferred Stock were entitled to be paid on a pari passu basis, and prior and in preference to any distribution on any share of Series
B-1
and common stock, an amount per share equal to (1) the greater of (a) the sum of (i) the liquidation preference specified for such share of Senior Preferred Stock ($0.175 for Seed 1, $0.322 for Seed 2, $2.776 for Series A, and $9.240 for series B) and (ii) all declared but unpaid dividends on such share of Senior Preferred Stock or (b) the amount that would have been payable if such share of Senior Preferred Stock had converted to common stock immediately prior to such liquidation, dissolution or winding up, or (2) with respect to a particular series of Senior Preferred Stock, such lesser amount as may be approved by the holders of a majority of the outstanding shares of such series, voting as a separate series.
Subject to the prior liquidation rights of the Senior Preferred Stock, in the event of any liquidation, dissolution, or winding up of the Company, the holders of the then outstanding Series
B-1,
were entitled to be paid on a pari passu basis, and prior and in preference to any distribution on any share of common stock, an amount per share equal to (1) the greater of (a) the sum of (i) the liquidation preference specified for such share of Series
B-1
(
previously
$9.240) and (ii) all declared but unpaid dividends on such share of Series
B-1
or (b) the amount that would have been if such shares of series
B-1
had converted to common stock immediately prior to such liquidation, dissolution or winding up, or (2) such lesser amount as may be approved by the holders of a majority of the outstanding shares of Series
B-1,
voting as a separate series.
After the payment of the full liquidation preference to the holders of preferred stock described above, the assets of the Company legally available for distribution, if any, would have been distributed pro rata to holders of the common stock of the Company in proportion to the number of shares of common stock held by them.
The liquidation preferences were deemed to be contingent redemption features exercisable on certain deemed liquidation events which includes a merger, change of control, or a sale of substantially all of the Company’s assets. The deemed liquidation event would have constituted a redemption event not solely within the control of the Company. Redeemable convertible preferred stock was presented outside of permanent equity in mezzanine equity on the balance sheets prior to conversion to common stock upon consummation of the Merger.

(iv)	Voting
The holders of shares of redeemable convertible preferred stock were entitled to the number of votes equal to the number of shares of common stock into which the shares were then convertible. As long as any shares of Seed 1 remained outstanding, the holders of Seed 1, voting as a separate class, were entitled to elect one member of the board of directors (the Series Seed Director). As long as any shares of Series B preferred stock remained outstanding, the holders of Series B preferred stock, voting as a separate class, were entitled to elect one member of the board of directors. The holders of Legacy Aurora common stock, voting as a separate class, were entitled to elect five members of the board of directors. Any additional members of the board of directors were to be elected by the holders of common stock and redeemable convertible preferred stock.
So long as the holders of Seed 1 were entitled to elect a director, the Series Seed Director was entitled to cast two votes on all matters that come before the board of directors. All remaining directors were entitled to cast one vote on all matters.

(v)	Protective Provision
As long as any shares of redeemable convertible preferred stock were issued and outstanding, the holders of a majority of outstanding shares of redeemable convertible preferred stock, voting together as a single class on an as-converted
basis, must have approved certain transactions. Such actions included adversely amending the rights, preferences, privileges, or restrictions of preferred stock; purchasing, redeeming, paying, or declaring any dividend or making any distribution on any shares of capital stock (subject to limited exceptions); and creating or authorizing the issuance of any debt security or other indebtedness for borrowed money in excess of $250,000 (subject to limited exceptions); and creating or holding capital stock in a subsidiary that is not wholly owned.